Deposits	12 Months Ended
Jun. 30, 2021
Statistical Disclosure for Banks [Abstract]
DEPOSITS

NOTE G - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2021	2020
Non-interest bearing checking accounts	$13,090	$8,258
Checking accounts	21,352	15,133
Savings accounts	56,576	45,571
Money market demand deposits	10,933	9,156
Total demand, transaction and passbook deposits	101,951	78,118
Certificates of deposit	124,892	134,155
Total deposits	$226,843	$212,273

At June 30, 2021 and 2020, the Banks had certificate of deposit accounts with balances equal to or in excess of $250,000 totaling approximately $11.2 million and $13.0 million, respectively.

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2021
2022	$85,217
2023	27,703
2024	8,169
2025	2,002
2026 and thereafter	1,801
$124,892